Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	Jun. 17, 2020	Apr. 01, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			£ 5,772	£ 5,727
Borrowings			30,794	28,730	£ 26,625
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			1,887	1,869
Borrowings			2,122	714
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			0	0
Renegotiated undrawn borrowing facilities			110
Borrowings transactions | In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Renegotiated undrawn borrowing facilities	£ 1,923
Bilateral Committed Credit Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			5,495	5,463
Credit Facilities From Syndicates Of Banks
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			277	264
Facilities Held As Backup To Commercial Paper And Similar Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			5,495	5,463
Facilities Available As Backup To Specific US Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			277	264
2019 Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Borrowings			550	550
Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			233	510
Borrowings			£ 901	£ 859
2020 Export Credit Agreements | Borrowings transactions
Disclosure of detailed information about borrowings [line items]
Borrowings		£ 598